PENSIONS (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Service cost	(33)	(75)	(120)
Interest cost	(1,622)	(1,087)	(879)
Expected return on plan assets	427	254	214
Recognized actuarial loss	(307)	(774)	(1,131)
Net periodic benefit cost	(1,535)	(1,682)	(1,916)

Reconciliation of benefit obligation
The change in projected benefit obligation and plan assets and reconciliation of funded status for the years ended December 31, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Reconciliation of benefit obligation:
Benefit obligation at January 1	34,078	47,215
Service cost	33	75
Interest cost	1,622	1,087
Actuarial loss/(gain) (1)	246	(10,106)
Foreign currency exchange rate changes	383	(1,227)
Benefit payments	(2,929)	(2,966)
Projected benefit obligation at December 31	33,433	34,078
(1) Actuarial gain is sensitive to changes in key actuarial assumptions specifically discount rates, mortality rates and assumed future salary increases.

Reconciliation of fair value of plan assets
The accumulated benefit obligation at December 31, 2023 and 2022 was $33.2 million and $33.9 million, respectively.

(in thousands of $)	2023	2022
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	9,809	15,858
Actual return on plan assets	433	(4,392)
Employer contributions	2,175	2,900
Foreign currency exchange rate changes	474	(1,591)
Benefit payments	(2,929)	(2,966)
Fair value of plan assets at December 31	9,962	9,809

Reconciliation of funded status
Employer contributions and benefits paid under the pension plans include $2.2 million and $2.9 million paid from employer assets for the years ended December 31, 2023 and 2022, respectively.

Our defined benefit pension plan is comprised of two schemes as follows:

	December 31, 2023			December 31, 2022
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Fair value of benefit obligation	(7,597)	(25,836)	(33,433)	(7,073)	(27,005)	(34,078)
Fair value of plan assets	9,331	631	9,962	8,801	1,008	9,809
Funded (unfunded) status at end of year	1,734	(25,205)	(23,471)	1,728	(25,997)	(24,269)

Asset allocation of retirement schemes
The fair value of our plan assets, by category, as of December 31, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Equity securities	9,331	8,801
Cash	631	1,008
	9,962	9,809

The asset allocation for our Marine scheme at December 31, 2023 and 2022, by asset category are as follows:

Marine scheme	2023 (%)	2022 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2023 and 2022, by asset category are as follows:

UK scheme	2023 (%)	2022 (%)
Equity	99	98
Cash	1	2
Total	100	100

Expected contributions to pension schemes	We are expected to make the following contributions to the schemes during the year ended December 31, 2023, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	—	2,175

Expected pension disbursements
We are expected to make the following pension disbursements as follows:

Year ending December 31,	UK scheme	Marine scheme
(in thousands of $)
2024	410	2,600
2025	510	2,500
2026	410	2,400
2027	420	2,300
2028	420	2,200
2029 - 2033	2,400	9,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our defined benefit pension plans for the years ended December 31 are as follows:

	2023	2022
Discount rate	4.63%	4.94%
Rate of compensation increase	2.47%	2.61%

The weighted average assumptions used to determine the net periodic benefit cost for our defined benefit pension plans for the years ended December 31 are as follows:

	2023	2022
Discount rate	4.64%	4.93%
Expected return on plan assets	4.31%	1.81%
Rate of compensation increase	2.54%	2.49%